Annual Total Returns (Vanguard Mid-Cap Value Index Fund - Admiral Shares Participant:) (Vanguard Mid-Cap Value Index Fund, Vanguard Mid-Cap Value Index Fund - Admiral Shares)	12 Months Ended
Dec. 31, 2013
Vanguard Mid-Cap Value Index Fund | Vanguard Mid-Cap Value Index Fund - Admiral Shares
Annual Total Return
2013	37.66%
2012	16.02%